RELATED PARTY TRANSACTIONS (Related Party Loans – Associated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties	$ 7,718	$ 22,399
Total loans to related parties - associated companies, long-term	123,910	314,000
River Box
Related Party Transaction [Line Items]
Loans advanced to related parties	45,000
Due to parent	45,000
Due from related parties	0	0
Total loans to related parties - associated companies, long-term	45,000	0
SFL Hercules
Related Party Transaction [Line Items]
Loans advanced to related parties	145,000
Due to parent	78,900	80,000
Due from related parties	0	3,423
Total loans to related parties - associated companies, long-term	78,910	80,000
SFL Deepwater
Related Party Transaction [Line Items]
Loans advanced to related parties	145,000
Due to parent		113,000
Due from related parties	0	1,246
Total loans to related parties - associated companies, long-term	0	113,000
SFL Linus
Related Party Transaction [Line Items]
Loans advanced to related parties	125,000
Due to parent		121,000
Due from related parties	0	7,392
Total loans to related parties - associated companies, long-term	$ 0	$ 121,000